Segment reporting	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2023	2022	2023	2022
	Note	€m	€m	€m	€m
Profit for the period		49.2	74.6	90.4	130.6
Taxation		11.2	22.7	20.6	39.7
Net financing costs	7	35.3	16.1	64.3	30.7
Depreciation & amortization		23.3	22.0	45.6	43.2
Exceptional items	6	10.5	(12.7)	40.6	6.3
Other add-backs		2.9	4.0	17.2	7.7
Adjusted EBITDA		132.4	126.7	278.7	258.2

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €2.7 million for the three months ended June 30, 2023 (2022: €3.5 million) and €16.6 million for the six months ended June 30, 2023 (2022: €4.8 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.2 million for the three months ended June 30, 2023 (2022: €0.5 million) and €0.6 million for the six months ended June 30, 2023 (2022: €2.9 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
United Kingdom	208.5	185.3	424.9	383.2
Italy	73.8	79.7	182.9	202.5
Germany	97.3	84.4	214.9	186.4
France	52.6	41.4	105.5	90.7
Sweden	31.9	34.9	70.0	73.0
Norway	27.7	28.3	61.4	62.3
Croatia	42.9	40.1	62.5	57.9
Austria	28.2	28.3	66.1	63.0
Serbia	41.3	41.2	59.7	56.9
Switzerland	18.3	18.5	39.5	39.0
Spain	20.8	19.7	41.4	37.0
Rest of Europe	101.8	95.2	191.4	178.0
Total external revenue by geography	745.1	697.0	1,520.2	1,429.9